                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03159

                           Active Assets Money Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Money Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2005

MARKET CONDITIONS

During the six-month period ended December 31, 2005, the Federal Open Market Committee (the "Fed") continued its pattern of raising short-term rates begun in June of 2004. Through 13 steps of 25 basis points each -- including four during the six months covered by this report -- the Fed increased its target rate for federal funds to 4.25 percent.

Short-term rates rose alongside the federal funds rate, providing increased return opportunities for investors in money market funds.

PERFORMANCE ANALYSIS

As of December 31, 2005, Active Assets Money Trust had net assets of approximately $16 billion and an average portfolio maturity of 33 days. For the six-month period ended December 31, 2005, the Fund provided a total return of
1.66 percent. For the seven-day period ended December 31, 2005, the Fund provided an effective annualized yield of 3.91 percent and a current yield of
3.84 percent, while its 30-day moving average yield for December was 3.75 percent. Past performance is no guarantee of future results.

Our strategy in managing the portfolio remained consistent with the Fund's long-term focus on preservation of capital and liquidity. We adhered to a conservative approach in managing the portfolio, emphasizing high-quality money market obligations. We avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We also took advantage of the rising yields available on the money market securities. As short-term interest rates climbed, we reinvested the proceeds of maturing short-term holdings into higher-yielding securities.

   PORTFOLIO COMPOSITION
   Commercial Paper                                    73.0%
   Certificates of Deposit                             13.9
   U.S. Government Agencies                             8.9
   Short-Term Bank Notes                                4.2

   MATURITY SCHEDULE
     1 - 30 Days                                       50.3%
    31 - 60 Days                                       38.9
    61 - 90 Days                                        8.3
    91 - 120 Days                                       1.9
   121+ Days                                            0.6

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

Data as of December 31, 2005. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 -- 12/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             07/01/05 -
                                                                     07/01/05            12/31/05             12/31/05
                                                                   -------------       -------------       ---------------
Actual (1.66% return).......................................         $1,000.00           $1,016.60              $2.12
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.96              $2.13

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.42% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

                                                        ANNUALIZED
PRINCIPAL                                                 YIELD
AMOUNT IN                                               ON DATE OF        MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE          DATES              VALUE
---------------------------------------------------------------------------------------------------------
            Commercial Paper (72.5%)
            Asset-Backed - Auto (3.1%)
$400,000    FCAR Owner Trust..........................  4.29-4.32%   01/05/06-01/11/06   $   399,541,000
 100,000    FCAR Owner Trust Series A1................    4.32            01/05/06            99,940,139
                                                                                         ---------------
                                                                                             499,481,139
                                                                                         ---------------
            Asset-Backed - Mortgages (2.5%)
 400,000    Mortgage Interest Networking Trust
              Series A1 P1............................  4.30-4.32    01/04/06-01/10/06       399,595,444
                                                                                         ---------------
            Banking (5.3%)
 554,900    Citigroup Funding Inc. ...................  4.14-4.39    01/04/06-02/27/06       553,144,102
 300,000    J.P. Morgan Chase & Co. ..................  4.18-4.21    01/12/06-01/17/06       299,496,417
                                                                                         ---------------
                                                                                             852,640,519
                                                                                         ---------------
            Finance - Automotive (0.2%)
  30,000    Toyota Motor Credit Corp. ................  4.57-4.58    06/06/06-06/09/06        29,408,921
                                                                                         ---------------
            Finance - Consumer (2.0%)
  76,425    American Express Credit Corp. ............    4.17            01/05/06            76,380,949
 250,000    HSBC Finance Corp. .......................  4.07-4.31    01/06/06-02/02/06       249,409,014
                                                                                         ---------------
                                                                                             325,789,963
                                                                                         ---------------
            Financial Conglomerates (2.6%)
 408,625    General Electric Capital Corp. ...........  3.93-4.61    01/03/06-06/19/06       406,346,326
                                                                                         ---------------
            International Banks (51.8%)
 548,725    ANZ (DE) Inc. ............................  4.11-4.44    01/19/06-03/21/06       545,080,440
 595,125    Abbey National North America LLC..........  4.26-4.32    01/20/06-02/09/06       592,903,983
 467,475    BNP Paribas Finance, Inc. ................  4.22-4.33    01/20/06-02/09/06       466,067,881
 630,000    Barclays U.S. Funding Corp. ..............  4.16-4.18    01/03/06-01/17/06       629,487,061
 448,050    CBA (Delaware) Finance Inc. ..............  4.04-4.46    01/09/06-03/31/06       445,096,499
 495,000    Calyon North America, Inc. ...............  4.21-4.43    01/18/06-03/21/06       492,050,465
 380,500    DnB NOR Bank ASA..........................  4.39-4.43    02/21/06-03/15/06       377,887,238
 371,100    HBOS Treasury Services plc................  4.17-4.52    02/03/06-04/28/06       367,601,858
 245,000    ING (U.S.) Funding LLC....................  4.29-4.52    01/26/06-04/28/06       243,146,951
 694,075    Natexis Banques Populaires
              U.S. Finance Co. LLC....................  4.22-4.39    01/13/06-03/02/06       690,635,581
 395,950    Nordea North America, Inc. ...............  3.94-4.29    01/12/06-02/14/06       394,615,023
 300,000    Rabobank USA Financial Corp. .............  4.29-4.30         01/23/06           299,180,146
 300,000    Royal Bank of Canada......................  4.20-4.30    01/12/06-02/07/06       299,271,139
 498,475    Royal Bank of Scotland plc................  4.16-4.31    01/06/06-02/07/06       496,633,632
 500,000    Sanpaolo IMI U.S. Finance Co. ............    4.29       01/24/06-01/26/06       498,537,667

                                                                               5
                       See Notes to Financial Statements

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

                                                        ANNUALIZED
PRINCIPAL                                                 YIELD
AMOUNT IN                                               ON DATE OF        MATURITY
THOUSANDS                  DESCRIPTION                   PURCHASE          DATES              VALUE
---------------------------------------------------------------------------------------------------------
$650,000    Societe Generale N.A., Inc. ..............  4.31-4.44%   02/01/06-03/20/06   $   646,546,861
  97,050    Spintab AB................................    4.22            02/01/06            96,689,837
 682,325    UBS Finance (Delaware) LLC................  4.01-4.30    01/06/06-01/31/06       681,231,177
                                                                                         ---------------
                                                                                           8,262,663,439
                                                                                         ---------------
            Investment Banks/Brokers (4.2%)
 676,450    Goldman Sachs Group, Inc. (The)...........  4.24-4.33    01/03/06-02/06/06       675,718,958
                                                                                         ---------------
            Multi-Sector Companies (0.8%)
 125,050    General Electric Co. .....................    4.38            02/28/06           124,158,498
                                                                                         ---------------
            Total Commercial Paper (Cost $11,575,803,207)..............................   11,575,803,207
                                                                                         ---------------
            Certificates of Deposit (13.8%)
 200,000    Branch Banking & Trust Co., N.C...........    4.28            01/13/06           200,000,000
 150,000    Citibank, N.A.............................  4.15-4.28    01/25/06-02/15/06       150,000,000
 700,000    First Tennessee Bank, N.A.................  4.31-4.40    01/30/06-02/28/06       700,000,000
 750,000    Washington Mutual Bank, FA................  4.17-4.30    01/11/06-01/25/06       750,000,000
 400,000    Wells Fargo Bank, N.A.....................  4.30-4.40    01/06/06-02/07/06       400,000,000
                                                                                         ---------------
            Total Certificates of Deposit (Cost $2,200,000,000)........................    2,200,000,000
                                                                                         ---------------
            U.S. Government Agencies (8.9%)
 106,275    Federal Home Loan Banks...................    4.35            03/24/06           105,221,401
 500,000    Federal National Mortgage Assoc. .........    4.25            02/03/06           498,002,500
 812,525    Freddie Mac...............................  4.24-4.55    01/30/06-06/27/06       808,516,319
                                                                                         ---------------
            Total U.S. Government Agencies (Cost $1,411,740,220).......................    1,411,740,220
                                                                                         ---------------
            Short-Term Bank Notes (4.2%)
 675,000    Bank of America, N.A. (Cost
              $675,000,000)...........................  4.17-4.32    01/17/06-02/06/06       675,000,000
                                                                                         ---------------

             Total Investments (Cost $15,862,543,427) (a)....................    99.4%     15,862,543,427

             Other Assets in Excess of Liabilities...........................     0.6          95,610,511
                                                                                -----     ---------------
             Net Assets......................................................   100.0%    $15,958,153,938
                                                                                =====     ===============

---------------------

    (a)  Cost is the same for federal income tax purposes.

                       See Notes to Financial Statements
 6

Active Assets Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $15,862,543,427)....................................  $15,862,543,427
Cash........................................................           17,913
Receivable for:
    Shares of beneficial interest sold......................       91,020,758
    Interest................................................       10,059,500
Prepaid expenses and other assets...........................          231,139
                                                              ---------------
    Total Assets............................................   15,963,872,737
                                                              ---------------
Liabilities:
Payable for:
    Investment advisory fee.................................        3,115,653
    Distribution fee........................................        1,438,271
    Administration fee......................................          719,135
Accrued expenses and other payables.........................          445,740
                                                              ---------------
    Total Liabilities.......................................        5,718,799
                                                              ---------------
    Net Assets..............................................  $15,958,153,938
                                                              ===============
Composition of Net Assets:
Paid-in-capital.............................................  $15,958,095,141
Accumulated undistributed net investment income.............           58,797
                                                              ---------------
    Net Assets..............................................  $15,958,153,938
                                                              ===============
Net Asset Value Per Share
15,958,136,940 shares outstanding (unlimited shares
authorized of $.01 par value)...............................            $1.00
                                                              ===============

                       See Notes to Financial Statements

Active Assets Money Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $385,234,198
                                                              ------------
Expenses
Investment advisory fee.....................................    22,300,999
Distribution fee............................................    10,437,148
Administration fee..........................................     5,218,574
Transfer agent fees and expenses............................     4,728,381
Insurance expenses..........................................       493,735
Custodian fees..............................................       409,819
Registration fees...........................................       238,372
Shareholder reports and notices.............................       174,515
Trustees' fees and expenses.................................       139,516
Professional fees...........................................        50,111
Other.......................................................        23,937
                                                              ------------
    Total Expenses..........................................    44,215,107
                                                              ------------
    Net Investment Income...................................   341,019,091
    Net Realized Gain.......................................           345
                                                              ------------
Net Increase................................................  $341,019,436
                                                              ============

                       See Notes to Financial Statements
 8

Active Assets Money Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2005    JUNE 30, 2005
                                                              -----------------   ---------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $   341,019,091    $   403,809,806
Net realized gain...........................................               345              1,515
                                                               ---------------    ---------------
    Net Increase............................................       341,019,436        403,811,321
                                                               ---------------    ---------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................      (341,012,585)      (403,821,521)
Net realized gain...........................................              (345)            (1,515)
                                                               ---------------    ---------------
    Total Dividends and Distributions.......................      (341,012,930)      (403,823,036)
                                                               ---------------    ---------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (5,643,088,892)       (53,538,131)
                                                               ---------------    ---------------
    Net Decrease............................................    (5,643,082,386)       (53,549,846)
Net Assets:
Beginning of period.........................................    21,601,236,324     21,654,786,170
                                                               ---------------    ---------------
End of Period
(Including accumulated undistributed net investment income
of $58,797 and $52,291, respectively).......................   $15,958,153,938    $21,601,236,324
                                                               ===============    ===============

                       See Notes to Financial Statements

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an Advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion; 0.25% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% to the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% to the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% to the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.196% to the portion of the daily net assets exceeding $30 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2005, aggregated $49,414,730,321 and $55,761,178,261, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,698. At December 31, 2005, the Fund had an accrued pension liability of $63,307 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2005    JUNE 30, 2005
                                                              -----------------   ---------------
                                                                 (unaudited)
Shares sold.................................................    36,256,613,941     86,723,207,112
Shares issued in reinvestment of dividends and
  distributions.............................................       340,188,050        402,806,078
                                                               ---------------    ---------------
                                                                36,596,801,991     87,126,013,190
Shares repurchased..........................................   (42,239,890,883)   (87,179,551,321)
                                                               ---------------    ---------------
Net decrease in shares outstanding..........................    (5,643,088,892)       (53,538,131)
                                                               ===============    ===============

6. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Active Assets Money Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                     FOR THE YEAR ENDED JUNE 30,
                                                MONTHS ENDED       -------------------------------------------------------
                                              DECEMBER 31, 2005     2005        2004        2003        2002        2001
                                              -----------------    -------     -------     -------     -------     -------
                                                 (unaudited)
Selected Per Share Data:
Net asset value, beginning of period........       $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   -------         -------     -------     -------     -------     -------
Net income from investment operations.......         0.017           0.018       0.007       0.011       0.023       0.056
Less dividends from net investment income...        (0.017)+        (0.018)+    (0.007)+    (0.011)+    (0.023)+    (0.056)+
                                                   -------         -------     -------     -------     -------     -------
Net asset value, end of period..............       $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   =======         =======     =======     =======     =======     =======
Total Return................................          1.66%(1)        1.82%       0.68%       1.13%       2.33%       5.76%
Ratios to Average Net Assets:
Expenses....................................          0.42%(2)        0.42%       0.41%       0.41%       0.40%       0.41%
Net investment income.......................          3.27%(2)        1.80%       0.67%       1.12%       2.32%       5.58%
Supplemental Data:
Net assets, end of period, in millions......       $15,958         $21,601     $21,655     $23,278     $25,038     $26,212

---------------------

    (1)  Not annualized.
    (2)  Annualized.
     +   Includes capital gain distribution of less than $0.001.

14
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
Money Trust

Semiannual Report
December 31, 2005

[MORGAN STANLEY LOGO]

RA06-00097P-Y12/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 9, 2006


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